Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax 2 (Detail) $ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)
Asbestos Claims [Line Items]
Payment to fund	$ 102.2		$ 91.1	$ 62.8	$ 369.1	$ 456.8
Translation of payments at exchange rate, number of days prior to payment date	5 days	5 days
Asbestos Liability [Member]
Asbestos Claims [Line Items]
Asbestos claims paid	$ 103.1	$ 133.2
AICF Funding [Member]
Asbestos Claims [Line Items]
Payment to fund	$ 102.2	$ 135.1